UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

66 Hudson Boulevard e.
4th Floor
New York, NY 10001

(Address of principal executive offices) (Zip code)

STEFANO MICHELAGNOLI
PRESIDENT
66 Hudson Boulevard e.
4th Floor
New York, NY 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Class A | HGDXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$24	0.48%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4.

HSBC U.S. Government Money Market Fund	Class A

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Class I | HGIXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.13%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4.

HSBC U.S. Government Money Market Fund	Class I

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Intermediary | HGGXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary	$8	0.16%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4.

HSBC U.S. Government Money Market Fund	Intermediary

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Intermediary Service | HGFXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary Service	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4.

HSBC U.S. Government Money Market Fund	Intermediary Service

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Class P | HGPXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4.

HSBC U.S. Government Money Market Fund	Class P

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Government Money Market Fund

Class Y | RGYXX

This semi-annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$12	0.23%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$42,256,363,845
# of Portfolio Holdings	141
Net Advisory Fees Paid	$16,351,129

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

Repurchase Agreements	44.8%
U.S. Government and Government Agency Obligations	25.6%
U.S. Treasury Obligations	24.4%
Investment Companies	5.2%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4.

HSBC U.S. Government Money Market Fund	Class Y

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Class A | HTDXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$25	0.50%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4.

HSBC U.S. Treasury Money Market Fund	Class A

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Class I | HBIXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.14%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4.

HSBC U.S. Treasury Money Market Fund	Class I

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Intermediary | HTGXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary	$8	0.16%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4.

HSBC U.S. Treasury Money Market Fund	Intermediary

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Intermediary Service | HTFXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Intermediary Service	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4.

HSBC U.S. Treasury Money Market Fund	Intermediary Service

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Class P | HTPXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$9	0.18%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4.

HSBC U.S. Treasury Money Market Fund	Class P

Semi-Annual Shareholder Report
April 30, 2025

HSBC U.S. Treasury Money Market Fund

Class Y | HTYXX

This semi-annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$13	0.25%
[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

As of April 30, 2025
Total Net Assets	$5,635,391,151
# of Portfolio Holdings	96
Net Advisory Fees Paid	$1,233,948

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

What did the Fund invest in?

As of April 30, 2025

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)

U.S. Treasury Obligations	100.0%

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4.

HSBC U.S. Treasury Money Market Fund	Class Y

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committees of Listed Registrants.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

HSBC Funds

Semi-Annual Financial Statements and
Additional Information

April 30, 2025

MONEY MARKET FUNDS	Class A	Class I	Intermediary Class	Intermediary Service Class	Class P	Class Y
HSBC U.S. Government Money Market Fund	HGDXX	HGIXX	HGGXX	HGFXX	HGPXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HTDXX	HBIXX	HTGXX	HTFXX	HTPXX	HTYXX

HSBC Family of Funds

April 30, 2025

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2025 (Unaudited)

U.S. Government and Government Agency Obligations — 26.2%
	Principal Amount ($)	Value ($)
Federal Farm Credit Banks — 15.7%
4.30%, 07/08/2025 (a)	10,000,000	9,921,422
4.36%, 09/11/2025	30,000,000	30,000,000
4.38% (SOFR + 2 bps), 05/12/2025 (b)	25,000,000	25,000,185
4.40% (FCPR DLY - 310 bps), 11/24/2026 (b)	100,000,000	100,000,000
4.41% (FCPR DLY - 309 bps), 11/18/2026 (b)	200,000,000	200,000,000
4.43% (FCPR DLY - 307 bps), 09/23/2025 (b)	150,000,000	150,000,000
4.43% (SOFR + 7 bps), 03/23/2026 (b)	60,000,000	60,000,000
4.43% (SOFR + 7 bps), 05/22/2026 (b)	150,000,000	150,000,000
4.45% (FCPR DLY - 305 bps), 01/28/2027 (b)	250,000,000	250,000,000
4.45% (FCPR DLY - 306 bps), 02/04/2027 (b)	250,000,000	250,000,000
4.45% (FCPR DLY - 306 bps), 02/26/2027 (b)	100,000,000	100,000,000
4.46% (FCPR DLY - 304 bps), 06/18/2025 (b)	59,567,000	59,565,609
4.46% (FCPR DLY - 305 bps), 07/15/2026 (b)	175,000,000	175,000,000
4.46% (FEDL01 + 13 bps), 05/02/2025 (b)	35,000,000	35,000,000
4.47% (FCPR DLY - 303 bps), 07/22/2025 (b)	100,000,000	100,000,000
4.47% (FCPR DLY - 303 bps), 09/25/2025 (b)	400,000,000	399,995,596
4.47% (FCPR DLY - 303 bps), 07/13/2026 (b)	150,000,000	150,000,000
4.47% (FCPR DLY - 303 bps), 04/23/2027 (b)	100,000,000	100,000,000
4.47% (FCPR DLY - 304 bps), 03/24/2026 (b)	100,000,000	100,000,000
4.48% (FCPR DLY - 302 bps), 05/23/2025 (b)	100,000,000	100,007,619
4.48% (FCPR DLY - 302 bps), 08/25/2025 (b)	325,000,000	324,989,182
4.48% (FCPR DLY - 302 bps), 09/08/2025 (b)	265,174,000	265,161,508
4.48% (FCPR DLY - 302 bps), 06/17/2026 (b)	280,000,000	280,000,000
4.48% (FCPR DLY - 302 bps), 06/22/2026 (b)	200,000,000	199,989,013
4.48% (FCPR DLY - 303 bps), 08/14/2025 (b)	200,000,000	199,998,939
4.48% (FCPR DLY - 303 bps), 10/23/2025 (b)	100,000,000	99,989,940
4.48% (SOFR + 12 bps), 07/10/2026 (b)	50,000,000	50,000,000
4.49% (FCPR DLY - 301 bps), 08/07/2025 (b)	149,173,000	149,172,530
4.49% (FCPR DLY - 301 bps), 10/06/2025 (b)	275,000,000	275,029,701
4.49% (FCPR DLY - 301 bps), 01/16/2026 (b)	200,000,000	200,000,000
U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
4.49% (FCPR DLY - 301 bps), 12/11/2026 (b)	125,000,000	125,000,000
4.49% (SOFR + 13 bps), 10/21/2025 (b)	100,000,000	99,997,585
4.49% (SOFR + 13 bps), 01/27/2027 (b)	175,000,000	175,000,000
4.50% (FCPR DLY - 300 bps), 07/28/2025 (b)	218,393,000	218,396,490
4.50% (FCPR DLY - 300 bps), 11/17/2025 (b)	70,000,000	70,000,000
4.50% (FCPR DLY - 300 bps), 07/07/2026 (b)	350,000,000	350,000,000
4.50% (FCPR DLY - 300 bps), 11/20/2026 (b)	100,000,000	100,000,000
4.50% (SOFR + 14 bps), 08/19/2026 (b)	60,000,000	60,000,000
4.50% (SOFR + 14 bps), 09/09/2026 (b)	10,000,000	10,000,000
4.50% (SOFR + 14 bps), 11/04/2026 (b)	15,000,000	15,000,000
4.50% (SOFR + 14 bps), 11/25/2026 (b)	10,000,000	10,000,000
4.50% (SOFR + 14 bps), 12/02/2026 (b)	40,000,000	40,000,000
4.50% (SOFR + 14 bps), 12/23/2026 (b)	15,000,000	15,000,000
4.50% (SOFR + 14 bps), 12/30/2026 (b)	50,000,000	50,000,000
4.51% (FCPR DLY - 299 bps), 10/02/2026 (b)	175,000,000	175,000,000
4.51% (FEDL01 + 18 bps), 11/06/2026 (b)	85,000,000	85,000,000
4.51% (SOFR + 15 bps), 12/29/2025 (b)	50,000,000	50,000,000
4.52% (FEDL01 + 19 bps), 06/20/2025 (b)	75,000,000	75,000,000
4.52% (SOFR + 16 bps), 08/28/2025 (b)	22,000,000	22,000,000
4.55% (FCPR DLY - 295 bps), 03/22/2027 (b)	250,000,000	250,615,256
4.56% (SOFR + 20 bps), 06/02/2025 (b)	9,439,000	9,439,543
4.65% (FCPR DLY - 285 bps), 12/18/2026 (b)	50,000,000	50,125,429
		6,644,395,547
Federal Home Loan Banks — 10.3%
4.34% (SOFR - 2 bps), 07/07/2025 (b)	200,000,000	200,000,000
4.34% (SOFR - 2 bps), 08/11/2025 (b)	500,000,000	500,000,000
4.35% (SOFR - 1 bps), 05/06/2025 (b)	250,000,000	250,000,000
4.35% (SOFR - 2 bps), 06/20/2025 (b)	250,000,000	250,000,000
4.36%, 06/10/2025	250,000,000	250,000,000
4.36%, 06/16/2025	100,000,000	100,000,000
4.36%, 06/30/2025	500,000,000	500,000,000
4.36%, 07/10/2025	100,000,000	100,000,000
4.36%, 07/15/2025	375,000,000	375,000,000

2	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2025 (Unaudited) (continued)

U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
4.36% (SOFR - 1 bps), 05/28/2025 (b)	250,000,000	250,000,000
4.36% (SOFR - 1 bps), 06/04/2025 (b)	200,000,000	200,000,000
4.36% (SOFR - 1 bps), 06/06/2025 (b)	175,000,000	175,000,000
4.37% (SOFR + 1 bps), 07/10/2025 (b)	100,000,000	100,000,000
4.37% (SOFR + 1 bps), 07/14/2025 (b)	100,000,000	100,000,000
4.37% (SOFR + 1 bps), 08/06/2025 (b)	90,000,000	90,000,000
4.37% (SOFR + 1 bps), 08/08/2025 (b)	100,000,000	100,000,000
4.38% (SOFR + 2 bps), 09/16/2025 (b)	200,000,000	200,000,000
4.38% (SOFR + 2 bps), 10/08/2025 (b)	100,000,000	100,000,000
4.40% (SOFR + 4 bps), 08/07/2025 (b)	50,000,000	50,000,000
4.51% (SOFR + 15 bps), 06/06/2025 (b)	6,835,000	6,835,152
4.51% (SOFR + 15 bps), 12/08/2025 (b)	200,000,000	199,999,184
4.51% (SOFR + 15 bps), 12/26/2025 (b)	200,000,000	200,000,000
4.56% (SOFR + 20 bps), 10/29/2025 (b)	60,000,000	60,015,662
		4,356,849,998

Federal National Mortgage Association — 0.2%
Federal National Mortgage Association 4.48% (SOFR + 12 bps), 07/29/2026 (b)	73,000,000	73,000,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,074,245,545)		11,074,245,545

U.S. Treasury Obligations — 25.0%
U.S. Treasury Bills — 19.7%
4.14%, 10/09/2025 (a)	240,000,000	235,706,667
4.19%, 10/09/2025 (a)	250,000,000	245,465,167
4.19%, 10/23/2025 (a)	40,000,000	39,212,986
4.19%, 10/23/2025 (a)	400,000,000	392,124,028
4.19%, 10/23/2025 (a)	500,000,000	490,152,604
4.20%, 10/16/2025 (a)	250,000,000	245,256,917
4.20%, 10/16/2025 (a)	250,000,000	245,256,333
4.21%, 10/30/2025 (a)	525,000,000	514,210,812
4.22%, 02/19/2026 (a)	125,000,000	120,925,854
4.26%, 07/10/2025 (a)	125,000,000	124,001,042
4.28%, 12/26/2025 (a)	100,000,000	97,309,922
4.30%, 08/07/2025 (a)	250,000,000	247,172,292
4.31%, 06/20/2025 (a)	100,000,000	99,420,833
4.31%, 06/20/2025 (a)	170,000,000	169,017,660
4.31%, 06/26/2025 (a)	250,000,000	248,378,333
4.31%, 07/03/2025 (a)	250,000,000	248,175,188
4.31%, 07/24/2025 (a)	200,000,000	198,057,500
4.31%, 09/02/2025 (a)	530,000,000	522,659,353
4.32%, 07/01/2025 (a)	200,000,000	198,576,667
4.32%, 08/26/2025 (a)	250,000,000	246,590,344
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
4.33%, 07/17/2025 (a)	200,000,000	198,211,889
4.33%, 08/21/2025 (a)	100,000,000	98,698,000
4.33%, 08/26/2025 (a)	400,000,000	394,527,000
4.33%, 08/28/2025 (a)	250,000,000	246,545,695
4.34%, 08/14/2025 (a)	250,000,000	246,948,438
4.34%, 08/19/2025 (a)	370,000,000	365,223,403
4.34%, 08/21/2025 (a)	100,000,000	98,696,289
4.41%, 05/08/2025 (a)	500,000,000	499,585,833
4.46%, 05/22/2025 (a)	150,000,000	149,623,750
4.46%, 06/05/2025 (a)	260,000,000	258,911,791
4.47%, 05/15/2025 (a)	250,000,000	249,580,972
4.47%, 05/22/2025 (a)	250,000,000	249,371,385
4.50%, 05/29/2025 (a)	250,000,000	249,156,111
4.92%, 07/10/2025 (a)	30,000,000	29,729,800
		8,262,480,858
U.S. Treasury Notes — 5.3%
0.38%, 01/31/2026	100,000,000	97,126,043
0.50%, 02/28/2026	400,000,000	387,943,993
0.75%, 03/31/2026	400,000,000	387,796,559
1.63%, 02/15/2026	220,000,000	215,487,120
2.50%, 02/28/2026	100,000,000	98,578,467
3.75%, 04/15/2026	400,000,000	398,597,076
4.25%, 12/31/2025	260,000,000	259,950,161
4.63%, 03/15/2026	200,000,000	200,539,536
5.00%, 09/30/2025	150,000,000	150,424,644
5.00%, 10/31/2025	100,000,000	100,358,412
		2,296,802,011
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,559,282,869)		10,559,282,869

Repurchase Agreements — 46.0%
Banco Santander SA, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,833, Collateralized by various U.S. Government Agency Obligations, (2.00% - 7.00%), (10/1/25 - 9/1/57), fair value of $510,000,000)	500,000,000	500,000,000
Bank of Montreal, 4.370%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $150,018,208, Collateralized by various U.S. Treasury Obligations, (0.00%), (5/6/25 - 4/16/26), fair value of $153,000,039)	150,000,000	150,000,000
BNP Paribas SA, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,833, Collateralized by various U.S. Government Agency Obligations, (1.22% - 7.50%), (12/1/28 - 4/20/55), fair value of $510,000,000)	500,000,000	500,000,000
See notes to financial statements.	HSBC FAMILY OF FUNDS	3

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2025 (Unaudited) (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $450,054,750, Collateralized by various U.S. Government Agency Obligations, (0.00% - 7.23%), (2/1/28 - 1/20/72), fair value of $459,000,003)	450,000,000	450,000,000
Citigroup Global Markets, 4.370%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,695, Collateralized by various U.S. Treasury Obligations, (0.50% - 4.13%), (8/15/27 - 12/31/28), fair value of $510,000,079)	500,000,000	500,000,000
Citigroup Global Markets, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,833 Collateralized by various U.S. Government Agency Obligations, (2.50% - 7.50%), (4/20/47 - 4/20/55), fair value of $510,000,001)	500,000,000	500,000,000
Credit Agricole, 4.370%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,695, Collateralized by various U.S. Treasury Obligations, (1.50% - 5.00%), (8/31/25 - 4/30/29), fair value of $510,000,014)	500,000,000	500,000,000
Credit Agricole, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $850,103,417, Collateralized by various U.S. Government Agency Obligations, (0.68% - 7.50%), (12/22/25 - 5/1/55), fair value of $867,000,000)	850,000,000	850,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Credit Agricole, 4.360%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $750,090,833, Collateralized by various U.S. Treasury Obligations, (0.50% - 4.13%), (3/31/26 - 5/15/32), fair value of $765,000,096)	750,000,000	750,000,000
Fixed Income Clearing Corporation (Bank of New York), 4.360%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $5,900,714,556, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.63%), (10/16/25 - 2/15/48), fair value of $6,018,000,036)	5,900,000,000	5,900,000,000
Fixed Income Clearing Corporation (Bank of New York), 4.360%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,556, Collateralized by U.S. Treasury Obligation, (0.00% ), (8/19/25), fair value of $510,000,059)	500,000,000	500,000,000
Fixed Income clearing Corporation (Northern Trust Corp.), 4.350%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $2,500,302,083, Collateralized by various U.S. Treasury Obligations, (3.63% - 4.50%), (11/15/33 - 8/17/43), fair value of $2,550,000,000)	2,500,000,000	2,500,000,000
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $3,915,476,325, Collateralized by various U.S. Treasury Obligations, (0.63% - 4.75%), (6/30/26 - 11/15/53), fair value of $3,993,300,138)	3,915,000,000	3,915,000,000
4	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2025 (Unaudited) (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Mizuho Securities USA, Inc., 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $350,042,583, Collateralized by various U.S. Treasury Obligations, (1.88% - 5.00%), (8/31/25 - 12/31/30), fair value of $357,000,044)	350,000,000	350,000,000
Societe’ Generale NY, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $550,066,917, Collateralized by various U.S. Government Agency Obligations, (2.00% - 7.00%), (9/1/37 - 4/1/55), fair value of $561,000,000)	550,000,000	550,000,000
Standard Chartered Bank, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,833, Collateralized by various U.S. Government Agency Obligations, (0.13% - 7.00%), (5/15/25 - 1/1/57), fair value of $510,000,048)	500,000,000	500,000,000
Wells Fargo Securities LLC, 4.380%, 5/1/25, (Purchased on 4/30/25, proceeds at maturity $500,060,833, Collateralized by various U.S. Government Agency Obligations, (1.50% - 7.50%), (9/1/25 - 5/1/55), fair value of $510,000,000)	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,415,000,000)		19,415,000,000

Investment Companies — 5.3%
	Shares	Value ($)
BlackRock Liquidity FedFund Portfolio, Institutional Shares, 4.24% (c)	6,364,301	6,364,301
Dreyfus Government Cash Management, Institutional shares, 4.22% (c)	7,716,503	7,716,503
Investment Companies (continued)

	Shares	Value ($)
Federated Government Obligation Fund, Premier Shares, 4.26% (c)	290,125,232	290,125,232
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.30% (c)	1,939,236,769	1,939,236,769
TOTAL INVESTMENT COMPANIES (Cost $2,243,442,805)		2,243,442,805
TOTAL INVESTMENTS IN SECURITIES (Cost $43,291,971,219) — 102.5%		43,291,971,219
Other Assets (Liabilities) — (2.5)%		(1,035,607,374)
NET ASSETS — 100.0%		$42,256,363,845

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2025. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2025.

bps – Basis Points

FCPR DLY – Federal Reserve Bank Prime Rate Loan US

FEDL01 – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	5

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2025 (Unaudited)

U.S. Treasury Obligations — 104.8%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 86.8%
4.03%, 04/16/2026 (a)	10,000,000	9,628,806
4.03%, 04/16/2026 (a)	10,000,000	9,628,611
4.14%, 10/09/2025 (a)	50,000,000	49,105,556
4.17%, 03/19/2026 (a)	2,500,000	2,411,785
4.20%, 10/16/2025 (a)	60,000,000	58,863,200
4.21%, 10/02/2025 (a)	52,000,000	51,094,651
4.21%, 10/30/2025 (a)	55,000,000	53,869,704
4.22%, 09/11/2025 (a)	40,000,000	39,397,806
4.23%, 09/25/2025 (a)	40,000,000	39,332,783
4.24%, 09/18/2025 (a)	12,000,000	11,808,760
4.25%, 09/18/2025 (a)	38,000,000	37,394,111
4.26%, 05/08/2025 (a)	15,700,000	15,687,178
4.28%, 05/20/2025 (a)	100,000,000	99,777,885
4.28%, 05/20/2025 (a)	400,000,000	399,111,222
4.28%, 09/04/2025 (a)	30,000,000	29,565,825
4.28%, 09/04/2025 (a)	25,000,000	24,638,363
4.28%, 12/26/2025 (a)	10,000,000	9,730,992
4.29%, 05/01/2025 (a)	38,300,000	38,300,000
4.29%, 05/27/2025 (a)	100,000,000	99,695,222
4.29%, 06/03/2025 (a)	23,800,000	23,708,152
4.29%, 06/10/2025 (a)	100,000,000	99,532,778
4.29%, 06/17/2025 (a)	40,300,000	40,078,759
4.29%, 07/01/2025 (a)	17,100,000	16,979,000
4.29%, 07/15/2025 (a)	62,000,000	61,460,600
4.29%, 07/31/2025 (a)	50,000,000	49,476,750
4.30%, 05/08/2025 (a)	100,000,000	99,917,653
4.30%, 05/20/2025 (a)	50,000,000	49,888,771
4.30%, 07/01/2025 (a)	100,000,000	99,291,383
4.31%, 05/01/2025 (a)	4,600,000	4,600,000
4.31%, 05/06/2025 (a)	50,000,000	49,970,694
4.31%, 05/06/2025 (a)	50,000,000	49,970,889
4.31%, 05/06/2025 (a)	100,000,000	99,941,111
4.31%, 05/08/2025 (a)	60,000,000	59,950,650
4.31%, 05/13/2025 (a)	100,000,000	99,859,333
4.31%, 05/20/2025 (a)	200,000,000	199,552,444
4.31%, 06/12/2025 (a)	150,000,000	149,259,750
4.31%, 06/20/2025 (a)	40,000,000	39,768,861
4.31%, 06/24/2025 (a)	100,000,000	99,366,250
4.31%, 06/26/2025 (a)	40,000,000	39,740,782
4.31%, 07/03/2025 (a)	112,000,000	111,177,604
4.31%, 07/22/2025 (a)	53,000,000	52,493,570
4.31%, 09/02/2025 (a)	60,000,000	59,168,983
4.32%, 05/01/2025 (a)	17,800,000	17,800,000
4.32%, 05/01/2025 (a)	43,000,000	43,000,000
4.32%, 05/13/2025 (a)	150,000,000	149,787,750
4.32%, 05/15/2025 (a)	25,000,000	24,958,753
4.32%, 05/27/2025 (a)	55,000,000	54,832,968
4.32%, 05/29/2025 (a)	150,000,000	149,505,100
4.32%, 06/05/2025 (a)	200,000,000	199,175,556
4.32%, 06/10/2025 (a)	100,000,000	99,529,444
4.32%, 06/17/2025 (a)	100,000,000	99,447,097
4.32%, 07/29/2025 (a)	60,000,000	59,377,000
4.32%, 08/05/2025 (a)	51,000,000	50,428,800
4.32%, 11/28/2025 (a)	5,000,000	4,879,994
4.33%, 05/20/2025 (a)	60,000,000	59,866,683
4.33%, 05/27/2025 (a)	50,000,000	49,846,708
4.33%, 06/03/2025 (a)	100,000,000	99,611,333
4.33%, 07/17/2025 (a)	50,000,000	49,552,972
4.33%, 08/21/2025 (a)	25,000,000	24,674,500
4.33%, 08/26/2025 (a)	55,000,000	54,247,462
4.33%, 08/28/2025 (a)	50,000,000	49,309,139
4.33%, 11/28/2025 (a)	5,000,000	4,879,774
4.33%, 11/28/2025 (a)	5,000,000	4,879,877
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
4.34%, 08/14/2025 (a)	50,000,000	49,389,688
4.34%, 08/19/2025 (a)	50,000,000	49,354,514
4.35%, 06/12/2025 (a)	40,000,000	39,804,117
4.35%, 06/17/2025 (a)	40,000,000	39,779,100
4.37%, 08/12/2025 (a)	50,000,000	49,392,586
4.41%, 05/08/2025 (a)	40,000,000	39,966,867
4.42%, 10/30/2025 (a)	7,500,000	7,341,395
4.44%, 11/28/2025 (a)	10,000,000	9,754,419
4.46%, 05/22/2025 (a)	250,000,000	249,378,021
4.46%, 06/05/2025 (a)	80,000,000	79,665,167
4.47%, 05/15/2025 (a)	40,000,000	39,932,956
4.47%, 05/22/2025 (a)	50,000,000	49,874,277
4.50%, 05/29/2025 (a)	60,000,000	59,797,467
5.09%, 07/10/2025 (a)	15,000,000	14,860,729
5.22%, 05/15/2025 (a)	20,000,000	19,961,920
5.24%, 06/12/2025 (a)	10,000,000	9,942,653
		4,891,984,013
U.S. Treasury Notes — 18.0%
0.38%, 01/31/2026	10,000,000	9,712,604
0.50%, 02/28/2026	40,000,000	38,798,610
0.75%, 03/31/2026	20,000,000	19,389,828
1.63%, 02/15/2026	15,000,000	14,692,304
3.75%, 04/15/2026	25,000,000	24,913,961
4.25%, 12/31/2025	25,000,000	24,996,045
4.34% (USBMMY3M + 10 bps), 01/31/2027 (b)	125,000,000	124,996,460
4.37% (USBMMY3M + 13 bps), 07/31/2025 (b)	202,000,000	201,993,551
4.40% (USBMMY3M + 15 bps), 04/30/2026 (b)	71,000,000	70,995,394
4.41% (USBMMY3M + 16 bps), 04/30/2027 (b)	50,000,000	50,000,482
4.42% (USBMMY3M + 17 bps), 10/31/2025 (b)	113,000,000	112,962,085
4.43% (USBMMY3M + 18 bps), 07/31/2026 (b)	48,000,000	48,017,120
4.45% (USBMMY3M + 21 bps), 10/31/2026 (b)	150,000,000	150,058,018
4.49% (USBMMY3M + 25 bps), 01/31/2026 (b)	75,000,000	75,028,558
4.63%, 02/28/2026	10,000,000	10,029,743
4.63%, 03/15/2026	20,000,000	20,053,954
5.00%, 09/30/2025	15,000,000	15,042,447
		1,011,681,164
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,903,665,177)		5,903,665,177
TOTAL INVESTMENTS IN SECURITIES (Cost $5,903,665,177) — 104.8%		5,903,665,177
Other Assets (Liabilities) — (4.8)%		(268,274,026)
NET ASSETS — 100.0%		$5,635,391,151

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2025. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps – Basis Points

USBMMY3M – 3 Month Treasury Bill Rate

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2025 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$23,876,971,219	$5,903,665,177
Repurchase agreements, at value	19,415,000,000	—
Cash	624,689	223,183
Receivable for fund shares sold	271	—
Interest receivable	72,105,907	866,121
Prepaid expenses and other assets	353,726	113,540
Total Assets	43,365,055,812	5,904,868,021
Liabilities:
Distributions payable	59,908,395	6,404,386
Payable for investments purchased	1,043,568,616	262,298,437
Payable for Fund shares purchased	138	—
Accrued expenses and other liabilities:
Investment Management	3,724,333	484,396
Administrative Services	645,860	88,841
Sub-Administration	34,292	12,822
Shareholder Servicing	448,740	42,561
Accounting	114,853	25,318
Compliance Services	5,315	5,315
Custodian	21,460	3,002
Printing	39,475	1,834
Professional	100,959	91,498
Sub-Transfer Agent	71,483	10,571
Other	8,048	7,889
Total Liabilities	1,108,691,967	269,476,870
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$42,256,363,845	$5,635,391,151
Composition of Net Assets:
Paid in Capital	$42,258,282,052	$5,635,233,840
Total distributable earnings/(loss)	(1,918,207)	157,311
Net Assets	$42,256,363,845	$5,635,391,151

Net Assets:
Class A Shares	$1,854,150,010	$100,677,396
Class I Shares	33,112,735,728	3,557,425,345
Intermediary Class Shares	2,657,234,325	533,822,576
Intermediary Service Class Shares	2,483,791,739	700,947,730
Class P Shares	290,944,960	330,157,393
Class Y Shares	1,857,507,083	412,360,711
	$42,256,363,845	$5,635,391,151
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,853,917,099	100,712,699
Class I Shares	33,114,922,062	3,557,349,143
Intermediary Class Shares	2,657,310,424	533,780,658
Intermediary Service Class Shares	2,483,663,661	700,931,723
Class P Shares	290,921,118	330,146,352
Class Y Shares	1,857,564,035	412,318,232
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class P Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$23,876,971,219	$5,903,665,177
Repurchase agreements, at cost	$19,415,000,000	$—

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2025 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$834,989,778	$120,780,451
Dividends	49,948,458	—
Total Investment Income	884,938,236	120,780,451

Expenses:
Investment Management Fees	19,692,340	2,697,477
Operational Support:
Class A Shares	1,013,196	46,721
Intermediary Class Shares	1,192,130	339,493
Intermediary Service Class Shares	1,201,902	373,941
Class P Shares	118,855	145,692
Class Y Shares	1,153,465	202,898
Administrative Services:
Class A Shares	202,614	9,348
Class I Shares	3,002,865	317,748
Intermediary Class Shares	238,324	67,896
Intermediary Service Class Shares	240,276	74,789
Class P Shares	23,768	29,138
Class Y Shares	230,621	40,576
Shareholder Servicing:
Class A Shares	2,532,990	116,802
Intermediary Class Shares	596,065	169,747
Intermediary Service Class Shares	1,201,902	373,941
Class P Shares	59,428	72,846
Accounting	251,018	53,035
Sub-Administration	69,314	23,724
Compliance Services	29,790	29,790
Custodian	43,691	6,453
Printing	92,566	5,385
Professional	213,293	206,805
Sub-Transfer Agent	458,444	163,663
Trustee	155,429	155,429
Registration fees	102,438	50,800
Other	394,873	135,162
Total expenses before fee and expense reductions	34,511,597	5,909,299
Fees voluntarily reduced/reimbursed by Investment Adviser and/or Administrator	(488,982)	(142,687)
Fees contractually reduced/reimbursed by Investment Adviser and/or Administrator	(2,852,229)	(1,320,842)
Net Expenses	31,170,386	4,445,770

Net Investment Income/(Loss)	$853,767,850	$116,334,681

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	2,547,470	199,998

Net realized/unrealized gains/(losses) on investments	2,547,470	199,998
Change in Net Assets Resulting from Operations	$856,315,320	$116,534,679

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Six-Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six-Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Investment Activities:
Operations:
Net investment income/(loss)	$853,767,850	$1,863,462,806	$116,334,681	$261,153,737
Net realized gains/(losses) from investments	2,547,470	2,602,623	199,998	38,708
Change in net assets resulting from operations	856,315,320	1,866,065,429	116,534,679	261,192,445
Distributions to shareholders:
Class A Shares	(40,728,116)	(83,623,092)	(1,857,241)	(3,711,872)
Class I Shares	(655,256,643)	(1,472,641,573)	(68,811,619)	(156,582,024)
Intermediary Class Shares	(51,753,742)	(128,869,995)	(14,747,249)	(32,666,066)
Intermediary Service Class Shares	(51,898,327)	(92,291,330)	(16,109,327)	(39,084,678)
Class P Shares	(5,102,235)	(9,076,197)	(6,252,685)	(9,440,025)
Class Y Shares	(49,028,787)	(76,960,619)	(8,556,560)	(19,227,698)
Change in net assets resulting from distributions to shareholders:	(853,767,850)	(1,863,462,806)	(116,334,681)	(260,712,363)
Change in net assets resulting from capital transactions	5,274,700,804	(1,890,362,980)	736,969,677	(388,963,608)
Change in net assets	5,277,248,274	(1,887,760,357)	737,169,675	(388,483,526)
Net Assets:
Beginning of period	36,979,115,571	38,866,875,928	4,898,221,476	5,286,705,002
End of period	$42,256,363,845	$36,979,115,571	$5,635,391,151	$4,898,221,476
CAPITAL TRANSACTIONS*:
Class A Shares:
Proceeds from shares issued	$1,954,857,628	$3,812,601,241	$129,190,935	$301,402,190
Dividends reinvested	33,690,818	71,327,851	979,127	1,728,953
Value of shares redeemed	(2,010,592,035)	(3,473,520,232)	(115,253,728)	(281,307,645)
Class A Shares capital transactions	(22,043,589)	410,408,860	14,916,334	21,823,498
Class I Shares:
Proceeds from shares issued	$174,967,430,957	$364,519,806,940	$9,401,783,044	$15,257,247,949
Dividends reinvested	329,229,753	843,454,792	52,003,543	111,391,185
Value of shares redeemed	(170,708,765,736)	(368,124,287,730)	(8,648,900,050)	(15,937,802,632)
Class I Shares capital transactions	4,587,894,974	(2,761,025,998)	804,886,537	(569,163,498)
Intermediary Class Shares:
Proceeds from shares issued	$19,769,020,670	$40,929,434,910	$3,316,234,232	$3,291,462,384
Dividends reinvested	14,445,634	46,790,239	911,509	4,385,143
Value of shares redeemed	(19,580,191,557)	(41,861,130,694)	(3,337,444,387)	(3,714,713,806)
Intermediary Class Shares capital transactions	203,274,747	(884,905,545)	(20,298,646)	(418,866,279)
Intermediary Service Class Shares:
Proceeds from shares issued	$10,614,498,003	$18,011,540,421	$1,216,872,253	$2,155,841,241
Dividends reinvested	28,170,860	45,590,781	8,745,247	24,704,582
Value of shares redeemed	(10,452,274,469)	(17,232,874,618)	(1,400,781,138)	(1,910,011,858)
Intermediary Service Class Shares capital transactions	190,394,394	824,256,584	(175,163,638)	270,533,965
Class P Shares:
Proceeds from shares issued	$576,598,885	$2,436,371,364	$351,390,719	$517,358,031
Dividends reinvested	4,676,929	8,349,692	6,235,350	9,371,503
Value of shares redeemed	(424,449,440)	(2,344,893,932)	(299,891,542)	(254,546,058)
Class P Shares capital transactions	156,826,374	99,827,124	57,734,527	272,183,476
Class Y Shares:
Proceeds from shares issued	$21,376,801,103	$29,395,475,902	$1,713,667,443	$3,574,909,023
Dividends reinvested	48,304,707	74,882,089	8,119,828	18,440,494
Value of shares redeemed	(21,266,751,906)	(29,049,281,996)	(1,666,892,708)	(3,558,824,287)
Class Y Shares capital transactions	158,353,904	421,075,995	54,894,563	34,525,230
Change in net assets resulting from capital transactions	$5,274,700,804	$(1,890,362,980)	$736,969,677	$(388,963,608)

*	Share transactions are at net asset value of $1.00 per share.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class A Shares
Six-Months Ended April 30, 2025 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.01%	$1,854,150	0.48%	4.02%	0.48%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.96%	1,876,058	0.48%	4.85%	0.48%
Year Ended October 31, 2023(1)	1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.42%	1,465,532	0.48%	4.37%	0.48%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.76%	1,234,039	0.30%	0.68%	0.49%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—		—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Class I Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.19%	33,112,736	0.13%	4.36%	0.13%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.33%	28,522,912	0.13%	5.21%	0.13%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.79%	31,281,874	0.13%	4.61%	0.13%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.98%	49,455,073	0.10%	1.20%	0.14%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Intermediary Class Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	2,657,234	0.16%	4.34%	0.28%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.30%	2,453,799	0.16%	5.18%	0.28%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,338,524	0.16%	4.56%	0.28%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.95%	4,006,166	0.13%	1.50%	0.29%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Intermediary Service Class Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	2,483,792	0.18%	4.32%	0.33%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.28%	2,293,243	0.18%	5.14%	0.33%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	1,468,865	0.18%	4.73%	0.33%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	1,056,440	0.14%	0.93%	0.34%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Class P Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	290,945	0.18%	4.29%	0.28%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.27%	134,104	0.18%	5.16%	0.28%
Period Ended October 31, 2023(2)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%	34,268	0.18%	5.22%	0.28%
10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2025 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.14%	$1,857,507	0.23%	4.25%	0.23%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.22%	1,698,999	0.23%	5.09%	0.23%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.68%	1,277,813	0.23%	4.49%	0.23%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.90%	1,742,544	0.17%	0.91%	0.24%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%

(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.

(2)	Commencement of operations May 11, 2023.

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b)	Annualized for periods less than one year.

(c)	Calculated based on average shares outstanding.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class A Shares
Six-Months Ended April 30, 2025 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.99%	$100,677	0.50%	3.98%	0.50%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.93%	85,758	0.50%	4.82%	0.50%
Year Ended October 31, 2023(1)	1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.38%	63,928	0.51%	4.18%	0.51%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.73%	93,677	0.31%	0.63%	0.53%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—		—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Class I Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	3,557,425	0.14%	4.33%	0.15%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.31%	2,752,423	0.14%	5.20%	0.15%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,321,282	0.14%	4.64%	0.16%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	2,993,947	0.12%	1.13%	0.18%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Intermediary Class Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	533,823	0.16%	4.34%	0.30%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.29%	554,093	0.16%	5.19%	0.30%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	972,875	0.16%	4.58%	0.31%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.93%	1,122,315	0.14%	1.36%	0.33%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Intermediary Service Class Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.15%	700,948	0.18%	4.31%	0.35%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.27%	876,083	0.18%	5.14%	0.35%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.72%	605,495	0.18%	4.43%	0.36%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.92%	793,981	0.15%	0.98%	0.38%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Class P Shares
Six-Months Ended April 30, 2025 (Unaudited)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.15%	330,157	0.18%	4.29%	0.30%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.26%	272,413	0.18%	5.11%	0.30%
Period Ended October 31, 2023(2)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%	228	0.18%	5.20%	0.31%

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2025 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.11%	$412,361	0.25%	4.22%	0.25%
Year Ended October 31, 2024	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.19%	357,452	0.25%	5.08%	0.25%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.64%	322,897	0.26%	4.49%	0.26%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.87%	339,059	0.19%	0.75%	0.28%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%

(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.

(2)	Commencement of operations May 11, 2023.

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b)	Annualized for periods less than one year.

(c)	Calculated based on average shares outstanding.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2025, the Trust is comprised of 2 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust.

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has six classes of shares: Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares. None of the share classes charge a sales load. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, State Street Bank and Trust Company (“Custodian”), and may represent a significant portion of a Fund’s net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated between the Funds, in relation to a Fund’s net assets or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

Segment Reporting:

The Trust has adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of this standard impacted the Funds’ financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entities’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of April 30, 2025 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government
Agency Obligations	—	11,074,245,545	—	11,074,245,545
U.S. Treasury Obligations	—	10,559,282,869	—	10,559,282,869
Repurchase Agreements	—	19,415,000,000	—	19,415,000,000
Investment Companies	2,243,442,805	—	—	2,243,442,805
Total Investment Securities	2,243,442,805	41,048,528,414	—	43,291,971,219
U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	5,903,665,177	—	5,903,665,177
Total Investment Securities	—	5,903,665,177	—	5,903,665,177

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each Fund based upon its proportionate share of the aggregate net assets of the Trust.

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $217,223 for the six-month period ended April 30, 2025, including reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged) of the Funds.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed based on average daily net assets and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of the fees incurred by such financial intermediaries for performing such services.

Transfer Agency:

State Street serves as the transfer agent for each Fund, and has delegated its responsibilities to SS&C Global Investor and Distribution Solutions, Inc. (“SS&C”). As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated between the Funds and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through February 28, 2026 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in other investment companies, as applicable.

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	I	0.14
	Intermediary Class
U.S. Government Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Government Money Market Fund	Class Shares	0.20
U.S. Government Money Market Fund	P	0.18
U.S. Treasury Money Market Fund	I	0.14
	Intermediary Class
U.S. Treasury Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Treasury Money Market Fund	Class Shares	0.20
U.S. Treasury Money Market Fund	P	0.18

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2025, there was no contingent liability.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

As of April 30, 2025, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	April 30, 2028 ($)	April 30, 2027 ($)	April 30, 2026 ($)	Total ($)
U.S. Government Money Market Fund	5,371,780	4,502,213	5,886,588	15,760,581
U.S. Treasury Money Market Fund	2,624,728	2,310,059	2,632,115	7,566,902

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2025, the following amounts of expenses were voluntarily and/or contractually waived:

	Class I ($)	Intermediary Class ($)	Intermediary Service Class ($)	Class P ($)	Total ($)
U.S. Government Money Market Fund	—	1,420,504	1,802,853	117,854	3,341,211
U.S. Treasury Money Market Fund	171,522	477,026	638,852	176,129	1,463,529

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2025, the Funds did not engage in Rule 17a-7 transactions.

5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain interest rate changes by the U.S. Federal Reserve. A low interest rate environment poses additional risks to the Funds. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Recently, the interest rates in the United States rose from historically low levels and the U.S. Federal Reserve and other countries’ central banks increased interest rates in response to global inflation. It is unclear whether interest rates will remain at current levels.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, inflation, rapid interest rate changes, supply chain disruptions, international sanctions, tariffs and other restrictions on trade, global recessions, social or political unrest or instability, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments, including in ways that cannot be foreseen. A Fund could be negatively impacted if the values of its investments were harmed by such events. Any market disruptions could also prevent a Fund from executing investment decisions in a timely manner.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk, although they are not risk free and may default. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government Securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks, Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency acting as their conservator, since September 2008. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which normally invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

6.	Federal Income Tax Information:

As of the six-month period ended April 30, 2025, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized (Depreciation) ($)	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Government Money Market Fund	43,291,971,219	—	—	—
U.S. Treasury Money Market Fund	5,903,665,177	—	—	—
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HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2024, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,863,462,806	1,863,462,806	1,863,462,806
U.S. Treasury Money Market Fund	260,712,363	260,712,363	260,712,363

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,636,047,810	1,636,047,810	1,636,047,810
U.S. Treasury Money Market Fund	212,589,767	212,589,767	212,589,767

As of the tax year ended October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income ($)	Distributions Payable ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
U.S. Government Money Market Fund	59,520,962	(59,517,548)	(4,469,091)	—	(4,465,677)
U.S. Treasury Money Market Fund	5,920,490	(5,923,105)	(40,072)	—	(42,687)

As of the tax year ended October 31, 2024, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
U.S. Government Money Market Fund	4,469,091	—	4,469,091
U.S. Treasury Money Market Fund	39,280	792	40,072

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2025 (Unaudited) (continued)

During the year ended October 31, 2024, the Funds utilized capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital Loss Carry Forward Utilized ($)
U.S. Government Money Market Fund	2,602,623
U.S. Treasury Money Market Fund	38,708

7.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s Investment Adviser and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
U.S. Government Money Market Fund	3	34	—	—
U.S. Treasury Money Market Fund	—	—	1	28

As of April 30, 2025, the Investment Adviser and/or its affiliates owned less than 1% of each Fund’s outstanding voting securities.

8.	Recent Accounting Pronouncements:

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

9.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Additional Information - Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory agreements for the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund, each a series of the Trust (each, a “Fund” and, together, the “Money Market Funds”), and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory Agreements for the Money Market Funds

On October 25, 2024 and December 17, 2024, the Independent Trustees met separately in executive sessions that took place via Zoom on October 25, 2024 and in-person on December 17, 2024 (the “Executive Sessions”) to consider the renewal of the Investment Advisory Contract and related Supplements (the “Advisory Contracts”) between the Trust and HSBC Global Asset Management (USA), Inc. (the “Adviser”) with respect to the Money Market Funds. At the December 18, 2024 meeting of the Board (the “December Meeting”), the Board unanimously voted to approve the continuation of the Advisory Contracts.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Advisory Contracts. This information included, among other things, information about: (i) the services provided by the Adviser; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Institutional Shareholder Services (“ISS”); (iv) trading practices of the Adviser; (v) fees received by the Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by ISS; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by ISS; (vii) the profitability of the Adviser; (viii) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, including final rulemakings as well as rulemaking initiatives of the Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Contracts.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 25, 2024 Executive Session and prior to voting to continue the Advisory Contracts, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Contracts.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Money Market Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Amended and Restated Administration Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services; (vi) the Adviser’s profitability and direct and indirect expenses; and (vii) additional information provided by the Adviser at the request of the Independent Trustees, following the October 25, 2024 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser, and its experience with the Adviser during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, at the December Meeting, the Board unanimously agreed to approve the continuation of the Advisory Contracts with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Additional Information - Investment Adviser Contract Approval (Unaudited) (continued)

Nature, Extent, and Quality of Services Provided by Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Money Market Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Money Market Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the Money Market Funds; (iv) the Adviser’s ongoing commitment to the Money Market Funds; (v) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Money Market Funds’ business; (vi) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vii) the support, in terms of personnel, allocated by the Adviser to the Money Market Funds.

The Board also considered the voluntary and contractual fee waivers provided by the Adviser to maintain a competitive yield for the Money Market Funds. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Money Market Funds’ compliance policies and procedures and investment objectives. Furthermore, the Board took into consideration the extent and amount of work being undertaken by the Adviser to manage the Money Market Funds and the volatility of shareholder flows in a changing interest rate and regulatory environment.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser supported continuance of the Advisory Contracts.

Investment Performance of the Funds and Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds and other accounts managed by the Adviser.

The Board also considered additional expense waivers that the Adviser had provided at times throughout the year in order for the Money Market Funds to maintain their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that the Advisory Contracts should continue.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and the expense ratios of the Money Market Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts, as well as contractual expense limit agreements in force, and compared those fees to the fees of similar funds, which had been compiled and provided by ISS.

The Board determined that, although some competitors had lower fees than the Money Market Funds, in general, each Fund’s advisory fee was reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Money Market Funds by the Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser were reasonable in light of the factors set forth above.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Additional Information - Investment Adviser Contract Approval (Unaudited) (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser had achieved economies of scale, whether the Money Market Funds’ expense structure permits economies of scale to be shared with the Money Market Funds’ shareholders and, if so, the extent to which the Money Market Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to each Fund in order to reduce or control the overall operating expenses of the Money Market Funds and noted the Adviser’s entrepreneurial commitment to the Money Market Funds. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationship with the Money Market Funds and the benefits the Money Market Funds may derive from their relationship with the Adviser.

In approving the renewal of the Advisory Contracts, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for each Fund. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote at the December Meeting (including a separate unanimous vote of the Independent Trustees at the December Meeting) approved the continuation of the Advisory Contracts.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
66 Hudson Boulevard E.
New York, NY 10001

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
66 Hudson Boulevard E.
New York, NY 10001
1-888-525-5757

For All Other Shareholders

HSBC Funds
PO. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and
Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P
190 Middle Street, Suite 301
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W
Washington, D.C. 20006

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0625	6/25

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures

(a)       The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	Not applicable.

(b)          The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)      Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Funds

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	July 2, 2025

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer (Principal Financial Officer)

Date:	July 2, 2025